Fair value of financial instruments - Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - Significant unobservable inputs (Level 3) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	£ 23,531	£ 19,378
Financial liabilities, at fair value	(7,212)	(6,243)
Issued debt
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	(1,539)	(637)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,261	1,867
Financial liabilities, at fair value	(353)	(352)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	620	209
Financial liabilities, at fair value	(934)	(517)
Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	12,932	10,614
Financial liabilities, at fair value	0	0
Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,145	603
Financial liabilities, at fair value	(2)	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,128	1,375
Financial liabilities, at fair value	(18)	(10)
Other
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,612	1,170
Financial liabilities, at fair value	(31)	(74)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,623	2,211
Financial liabilities, at fair value	(1,538)	(1,701)
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	175	111
Financial liabilities, at fair value	(118)	(91)
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	216	241
Financial liabilities, at fair value	(798)	(820)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	819	977
Financial liabilities, at fair value	£ (1,881)	£ (2,041)